Equity method investment - Narrative (Details) kr in Millions, $ in Millions	1 Months Ended		12 Months Ended
	Aug. 31, 2024 USD ($) shares	Aug. 31, 2024 NOK (kr) shares	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Aug. 29, 2024
Schedule of Equity Method Investments [Line Items]
Additions | $			$ 0.0	$ 0.3	$ 0.0
2020 Bulkers Management AS
Schedule of Equity Method Investments [Line Items]
Shares acquired (in shares) | shares	12,000	12,000
Additions	$ 0.3	kr 3.2
Ownership percentage	40.00%	40.00%	40.00%	40.00%		40.00%